Discontinued Operations (Details Narrative) - Discontinued Operations [Member] $ in Thousands	Mar. 03, 2017 USD ($)
Gross Proceeds from sale of land and water assets	$ 1,740
Net proceeds from sale of land and water assets	$ 1,583